                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21460

                         Pioneer Series Trust II
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer AMT-Free Municipal Fund

 Schedule of Investments 9/30/17 (unaudited)

 Principal Amount ($)

 Effective Interest

 Rate (a)

  Reference Index

 + Spread (b)

 Value

 UNAFFILIATED ISSUERS -98.8%

 MUNICIPAL BONDS - 98.8% (c)

 Arizona - 2.2%

 5,680,000

 Arizona Department of Transportation State Highway Fund Revenue, 5.0%, 7/1/30

 $

 6,887,227

 10,000,000

 City of Mesa Arizona Utility System Revenue, 3.25%, 7/1/29

 10,272,000

 8,000,000

 City of Phoenix Arizona, 5.0%, 7/1/27 (f)

 9,882,560

 1,000,000

 Maricopa County Pollution Control Corp., Southern California Ed Co-A, 5.0%, 6/1/35

 1,082,510

 19,000

 The Industrial Development Authority of the County of Pima, Ariz Charter Schools Project-Series C, 6.75%, 7/1/31

 19,068

 500,000

 The Industrial Development Authority of the County of Pima, Paradise Ed Center Project, 6.1%, 6/1/45

 541,100

 $

 28,684,465

 California - 10.1%

 10,000,000

 Alameda Corridor Transportation Authority, 10/1/31 (NATL Insured) (d)

 $

 6,210,700

 2,260,000

 Anaheim Public Financing Authority, 9/1/22 (AGM Insured) (d)

 2,063,470

 12,595,000

 Anaheim Public Financing Authority, 9/1/36 (AGM Insured) (d)

 6,109,583

 28,600,000

 California County Tobacco Securitization Agency, 6/1/46 (d)

 3,675,958

 36,350,000

 California County Tobacco Securitization Agency, 6/1/55 (d)

 1,655,742

 20,000,000

 California County Tobacco Securitization Agency, Cap Apprec., Stanislaus-Sub A, 6/1/46 (d)

 2,812,600

 2,985,000

 California County Tobacco Securitization Agency, Cap Apprec-Asset-Backed-Gold Country, 6/1/33 (d)

 1,180,956

 6,400,000

 California Educational Facilities Authority, Stanford University, Series U6, 5.0%, 5/1/45

 8,458,048

 3,575,000

 California Statewide Communities Development Authority, 6.0%, 8/15/42

 4,023,162

 4,000,000

 California Statewide Communities Development Authority, Insured-Enloe Medical Center, 5.75%, 8/15/38 (CAMTG INS Insured)

 4,172,080

 10,000,000

 California Statewide Communities Development Authority, Insured-St Joseph-B, 5.75%, 7/1/47 (FGIC Insured)

 10,371,200

 5,000,000

 City of San Francisco California Public Utilities Commission Water Revenue, 4.0%, 11/1/33

 5,404,000

 7,000,000

 City of San Francisco California Public Utilities Commission Water Revenue, 4.0%, 11/1/34

 7,521,010

 5,000,000

 Coast Community College District, 5.0%, 8/1/31 (f)

 6,120,400

 15,000,000

 Golden State Tobacco Securitization Corp., 5.125%, 6/1/47

 14,888,100

 3,000,000

 Long Beach Bond Finance Authority, 5.5%, 11/15/37

 3,801,090

 10,000,000

 Los Angeles County Metropolitan Transportation Authority, 5.0%, 7/1/30

 12,322,500

 2,180,000

 Pomona Unified School District, 6.55%, 8/1/29 (NATL Insured) (f)

 2,848,562

 3,000,000

 Rialto Redevelopment Agency, 6.25%, 9/1/37

 3,140,010

 5,000,000

 San Diego Unified School District California, 7/1/40

 4,077,250

 1,500,000

 San Jose Evergreen Community College District, 5.0%, 8/1/41 (f)

 1,711,110

 1,500,000

 Santa Cruz County Redevelopment Agency, 6.625%, 9/1/29 (Pre-Refunded)

 1,661,895

 1,405,000

 Santa Maria Joint Union High School District, Cap-Aprec. Election 2004, 8/1/27 (NATL Insured) (d) (f)

 1,089,858

 3,750,000

 Tobacco Securitization Authority of Southern California, 5.0%, 6/1/37

 3,748,875

 5,000,000

 University of California, 5.0%, 5/15/35

 5,997,250

 6,895,000

 Yuba Community College District, 3.0%, 8/1/32 (f)

 6,937,542

 $

 132,002,951

 Colorado - 0.6%

 2,500,000

 Regional Transportation District, Denver Trans. Partners, 6.0%, 1/15/26

 $

 2,756,575

 1,250,000

 Regional Transportation District, Denver Trans. Partners, 6.0%, 1/15/34

 1,373,112

 1,000,000

 Regional Transportation District, Denver Trans. Partners, 6.0%, 1/15/41

 1,095,990

 2,000,000

 Regional Transportation District, Denver Trans. Partners, 6.5%, 1/15/30

 2,225,140

 $

 7,450,817

 Connecticut - 0.2%

 3,000,000

 The Metropolitan District, 3.0%, 3/1/29 (f)

 $

 3,004,950

 Delaware - 0.4%

 4,975,000

 Delaware State Economic Development Authority, Exempt Facility-Indian River Power, 5.375%, 10/1/45

 $

 5,169,771

 District of Columbia - 1.6%

 20,000,000

 District of Columbia Tobacco Settlement Financing Corp., 6/15/46 (d)

 $

 2,900,000

 10,000,000

 District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40

 10,599,000

 7,950,000

 District of Columbia, Deed Tax-Housing Production Tr Fd-Series A, 4.25%, 6/1/37 (NATL Insured)

 7,964,390

 $

 21,463,390

 Florida - 4.5%

 2,615,000

 City of Tampa Florida, 5.0%, 11/15/46

 $

 2,948,412

 4,500,000

 County of Hillsborough Florida Utility Revenue, 3.0%, 8/1/37

 4,323,555

 310,000

 County of Madison Florida, First Mortgage-Twin Oaks Project-Series A, 6.0%, 7/1/25

 300,669

 5,000,000

 County of Miami-Dade Florida Aviation Revenue, 5.5%, 10/1/41 (Pre-Refunded)

 5,445,100

 2,500,000

 County of Orange Florida Water Utility System Revenue, 3.0%, 10/1/32

 2,511,400

 4,645,000

 County of Orange Florida Water Utility System Revenue, 3.0%, 10/1/34

 4,559,811

 3,000,000

 Escambia County Health Facilities Authority, Baptist hospital Inc Project-A, 6.0%, 8/15/36

 3,295,860

 1,390,000

 Florida Development Finance Corp., Renaissance Charter school-A, 6.0%, 9/15/30

 1,458,958

 5,000,000

 Florida's Turnpike Enterprise, Dept Transportation-Series A, 4.0%, 7/1/30

 5,384,400

 3,400,000

 St. Johns County Industrial Development Authority, Presbyterian Retirement-Series A, 6.0%, 8/1/45

 3,850,874

 10,000,000

 State of Florida, 3.0%, 6/1/29 (f)

 10,225,400

 8,000,000

 State of Florida, 3.0%, 6/1/30 (f)

 8,110,000

 5,430,000

 State of Florida, 5.0%, 6/1/27 (f)

 6,714,521

 $

 59,128,960

 Georgia - 3.6%

 5,750,000

 Burke County Development Authority, Oglethorpe Power Corp Vogtle-E, 7.0%, 1/1/23

 $

 5,835,272

 8,000,000

 City of Atlanta Georgia, 4.5%, 12/1/29 (f)

 9,200,560

 2,040,000

 County of Fulton Georgia, 3.25%, 7/1/37 (f)

 2,072,416

 2,870,000

 County of Fulton Georgia, 3.5%, 7/1/39 (f)

 2,907,855

 4,790,000

 County of Fulton Georgia, 4.0%, 7/1/40 (f)

 5,129,515

 10,000,000

 Forsyth County Water & Sewerage Authority, 5.0%, 4/1/41

 11,465,400

 2,000,000

 2.00

 Monroe County Development Authority, GA Power Co. Plant-Scherer, Variable Rate Note, 7/1/25

 2,007,040

 5,000,000

 Municipal Electric Authority of Georgia, 5.0%, 1/1/28

 5,899,750

 2,750,000

 Private Colleges & Universities Authority, Emory University-Series A, 5.0%, 10/1/43

 3,159,282

 $

 47,677,090

 Illinois - 2.7%

 1,000,000

 Illinois Finance Authority, 4.0%, 3/1/38

 $

 1,042,110

 8,540,000

 Illinois Finance Authority, 5.0%, 2/15/33

 9,629,021

 1,000,000

 Illinois Finance Authority, 5.0%, 2/15/36

 1,114,760

 1,500,000

 Illinois Finance Authority, 5.0%, 3/1/30

 1,748,715

 1,000,000

 Illinois Finance Authority, American Water Capital Corp. Project, 5.25%, 5/1/40

 1,053,060

 5,000,000

 Illinois Finance Authority, Centegra Health System, Series A, 5.0%, 9/1/42

 5,259,400

 5,000,000

 Illinois Finance Authority, Roosevelt University Project, 6.5%, 4/1/39

 5,346,200

 4,000,000

 Illinois Finance Authority, Silver Cross Hospital & Medical Centers, 5.5%, 8/15/30

 4,098,800

 5,000,000

 Metropolitan Pier & Exposition Authority, McCormick Pl Convention, 7.0%, 7/1/26 (Pre-Refunded)

 6,290,050

 $

 35,582,116

 Indiana - 0.4%

 2,000,000

 Indiana Bond Bank, Special Prog-Hendricks Regional Health-A, 5.5%, 2/1/29 (MORAL OBLIG Insured)

 $

 2,113,680

 3,000,000

 Indiana University, 4.0%, 6/1/42

 3,151,590

 240,000

 Indianapolis Local Public Improvement Bond Bank, 6.0%, 1/10/20

 252,034

 $

 5,517,304

 Louisiana - 1.0%

 6,000,000

 Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, 6.375%, 7/1/41

 $

 6,349,200

 245,000

 Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, 5.25%, 12/1/18 (AMBAC Insured)

 247,830

 500,000

 Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24 (AGM Insured)

 581,725

 400,000

 Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24 (Pre-Refunded)

 465,380

 5,160,000

 Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37

 5,172,642

 $

 12,816,777

 Maine - 0.9%

 4,500,000

 Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 6.75%, 7/1/36

 $

 4,923,900

 3,040,000

 Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 6.95%, 7/1/41

 3,330,715

 2,745,000

 University of Maine, 5.0%, 3/1/25 (AGM Insured)

 3,354,610

 $

 11,609,225

 Maryland - 3.3%

 3,000,000

 County of Frederick Maryland, Mount St Mary University, 5.625%, 9/1/38

 $

 3,001,680

 400,000

 Maryland Economic Development Corp., 5.0%, Sr Lien-Chesapeake Bay - Series A, 12/1/16 (e)

 238,992

 900,000

 Maryland Economic Development Corp., 5.0%, Sr Lien-Chesapeake Bay - Series B, 12/1/16 (e)

 537,732

 2,000,000

 Maryland Economic Development Corp., Potomac, 6.2%, 9/1/22

 2,144,960

 6,250,000

 Maryland Health & Higher Educational Facilities Authority, Ascension Health-Series B, 5.0%, 11/15/51

 6,764,500

 6,350,000

 State of Maryland, 3.0%, 3/1/30 (f)

 6,530,150

 5,000,000

 State of Maryland, 5.0%, 3/15/29 (f)

 6,198,550

 5,175,000

 Washington Suburban Sanitary Commission, 3.0%, 6/1/35 (f)

 5,186,644

 5,180,000

 Washington Suburban Sanitary Commission, 3.0%, 6/1/37 (f)

 5,081,528

 3,880,000

 Washington Suburban Sanitary Commission, 4.0%, 6/1/43 (f)

 4,065,037

 3,735,000

 Washington Suburban Sanitary Commission, 4.0%, 6/1/44 (f)

 3,908,528

 $

 43,658,301

 Massachusetts - 17.5%

 1,095,000

 City of Beverly Massachusetts, 4.0%, 10/15/27 (f)

 $

 1,245,924

 1,095,000

 City of Beverly Massachusetts, 4.0%, 10/15/28 (f)

 1,233,331

 5,075,000

 City of Cambridge Massachusetts, 3.0%, 2/15/35 (f)

 5,100,324

 2,720,000

 City of Cambridge Massachusetts, 4.0%, 2/15/25 (f)

 3,146,442

 1,375,000

 City of Cambridge Massachusetts, 4.0%, 2/15/26 (f)

 1,601,999

 6,400,000

 1.43

 US0003M + 55 bps

 Commonwealth of Massachusetts, Floating Rate Note, 11/1/25 (f)

 6,395,520

 1,300,000

 Concord & Carlisle Regional School District Massachusetts, 3.0%, 3/15/29 (f)

 1,343,602

 1,300,000

 Concord & Carlisle Regional School District Massachusetts, 3.0%, 3/15/31 (f)

 1,328,977

 1,300,000

 Concord & Carlisle Regional School District Massachusetts, 3.0%, 3/15/33 (f)

 1,313,416

 12,175,000

 Massachusetts Bay Transportation Authority, 7/1/28 (d)

 8,993,551

 5,000,000

 Massachusetts Department of Transportation, 1/1/28 (NATL Insured) (d)

 3,871,450

 4,080,000

 Massachusetts Development Finance Agency, 1/1/38 (d)

 1,862,194

 5,000,000

 Massachusetts Development Finance Agency, 4.0%, 7/15/36

 5,460,600

 1,500,000

 Massachusetts Development Finance Agency, 5.0%, 10/1/35

 1,753,260

 4,000,000

 Massachusetts Development Finance Agency, 5.0%, Boston University-Series X, 10/1/48

 4,516,480

 10,000,000

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 11,190,600

 2,565,000

 Massachusetts Development Finance Agency, 5.5%, 11/15/36 (Pre-Refunded)

 2,696,405

 835,000

 Massachusetts Development Finance Agency, 5.5%, 11/15/36 (Pre-Refunded)

 877,777

 5,000,000

 Massachusetts Development Finance Agency, 5.5%, 7/1/44

 5,372,450

 655,000

 Massachusetts Development Finance Agency, Adventcare Project-Series A, 6.25%, 10/15/17

 655,956

 1,000,000

 Massachusetts Development Finance Agency, Babson College, 5.0%, 10/1/21

 1,130,150

 1,000,000

 Massachusetts Development Finance Agency, Babson College, 5.0%, 10/1/22

 1,121,380

 1,000,000

 Massachusetts Development Finance Agency, Berkshire Health System-Series G, 5.0%, 10/1/30

 1,111,360

 6,255,000

 Massachusetts Development Finance Agency, Broad Institute -Series A, 5.375%, 4/1/41

 7,003,536

 500,000

 Massachusetts Development Finance Agency, Evergreen Center, Inc., 5.5%, 1/1/35

 500,470

 1,000,000

 Massachusetts Development Finance Agency, Foxborough Regional Charter School-A, 7.0%, 7/1/42

 1,092,210

 4,000,000

 Massachusetts Development Finance Agency, Lowell General Hospital-Series G, 5.0%, 7/1/44

 4,224,640

 400,000

 Massachusetts Development Finance Agency, Milford Regional Medical Center-Series F, 5.625%, 7/15/36

 445,984

 500,000

 Massachusetts Development Finance Agency, Milford Regional Medical Center-Series F, 5.75%, 7/15/43

 553,810

 2,000,000

 Massachusetts Development Finance Agency, Northeastern University, 4.0%, 10/1/35

 2,074,400

 450,000

 Massachusetts Development Finance Agency, Northeastern University-Series A, 5.0%, 3/1/39

 516,069

 2,700,000

 Massachusetts Development Finance Agency, Partners Healthcare Systems, 4.0%, 7/1/45

 2,759,535

 9,930,000

 Massachusetts Development Finance Agency, Partners Healthcare Systems, 5.0%, 7/1/31

 11,480,470

 1,000,000

 Massachusetts Development Finance Agency, Tufts Medical Center-Series I, 6.75%, 1/1/36

 1,140,120

 1,000,000

 Massachusetts Development Finance Agency, Tufts University, 4.0%, 8/15/38

 1,041,130

 1,000,000

 Massachusetts Development Finance Agency, UMass Memorial-Series H, 5.125%, 7/1/26

 1,103,340

 6,185,000

 Massachusetts Development Finance Agency, WGBH Educational Foundation -Series A, 5.75%, 1/1/42 (AMBAC Insured)

 8,416,424

 1,680,000

 Massachusetts Development Finance Agency, Wheelock College-Series C, 5.25%, 10/1/29

 1,685,309

 3,320,000

 Massachusetts Development Finance Agency, Wheelock College-Series C, 5.25%, 10/1/37

 3,329,794

 1,585,000

 Massachusetts Development Finance Agency, Whitehead Inst Biomedical Research, 5.0%, 6/1/25

 1,786,596

 4,200,000

 Massachusetts Development Finance Agency, Williams College-Series P, 5.0%, 7/1/43

 4,821,390

 2,500,000

 Massachusetts Development Finance Agency, Worcester Polytechnic Institute, 4.0%, 9/1/49

 2,550,775

 1,250,000

 Massachusetts Development Finance Agency, Worcester Polytechnic Institute, 5.0%, 9/1/50

 1,383,475

 3,220,000

 Massachusetts Health & Educational Facilities Authority, Boston Medical Center, 5.25%, 7/1/38

 3,324,682

 395,000

 Massachusetts Health & Educational Facilities Authority, Boston Medical Center, 5.25%, 7/1/38 (Pre-Refunded)

 407,841

 2,335,000

 Massachusetts Health & Educational Facilities Authority, Mass Eye & Ear Infirmary - Series C, 5.375%, 7/1/35

 2,492,005

 16,950,000

 Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology -Series K, 5.5%, 7/1/32

 22,991,154

 1,000,000

 Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology -Series O, 5.5%, 7/1/36 (Pre-Refunded)

 1,035,320

 2,000,000

 Massachusetts Health & Educational Facilities Authority, Northeastern University-Series T-2, 4.125%, 10/1/37

 2,073,680

 1,000,000

 Massachusetts Port Authority, 5.0%, 7/1/32

 1,151,600

 1,000,000

 Massachusetts Port Authority, 5.0%, 7/1/33

 1,148,150

 3,000,000

 Massachusetts Port Authority, 5.0%, 7/1/33

 3,518,370

 7,000,000

 Massachusetts School Building Authority, 5.0%, 8/15/29

 8,124,410

 3,975,000

 Massachusetts State College Building Authority, 5.0%, 5/1/28 (ST INTERCEPT Insured)

 4,585,838

 2,420,000

 Massachusetts Water Resources Authority, 5.25%, 8/1/36 (AGM Insured)

 3,203,306

 5,000,000

 Town of Braintree Massachusetts, 5.0%, 5/15/25 (f)

 6,140,350

 1,875,000

 Town of Lexington Massachusetts, 4.0%, 2/15/21 (f)

 2,053,331

 1,305,000

 Town of Nantucket Massachusetts, 2.0%, 12/15/27 (f)

 1,274,659

 1,955,000

 Town of Norwood Massachusetts, 2.125%, 7/15/30 (f)

 1,850,994

 1,535,000

 Town of Plymouth Massachusetts, 3.375%, 5/1/32 (f)

 1,592,271

 1,265,000

 Town of Plymouth Massachusetts, 3.5%, 5/1/35 (f)

 1,298,611

 3,500,000

 Town of Plymouth Massachusetts, 3.5%, 5/1/44 (f)

 3,458,595

 2,635,000

 Town of Plymouth Massachusetts, 5.0%, 5/1/29 (f)

 3,245,793

 1,590,000

 Town of Reading Massachusetts, 3.0%, 4/15/20 (f)

 1,664,476

 1,385,000

 Town of Reading Massachusetts, 3.0%, 4/15/22 (f)

 1,481,327

 1,625,000

 Town of Reading Massachusetts, 3.0%, 4/15/23 (f)

 1,761,289

 1,000,000

 Town of Wellesley Massachusetts, 4.0%, 6/1/41 (f)

 1,056,800

 4,000,000

 Town of Wellesley Massachusetts, 4.0%, 6/1/45 (f)

 4,207,680

 4,500,000

 Town of Wilmington Massachusetts, 4.0%, 3/15/37 (f)

 4,755,915

 2,500,000

 University of Massachusetts Building Authority, 5.0%, 11/1/39

 2,846,375

 4,160,000

 Woods Hole Marthas Vineyard & Nantucket Steamship Authority, 4.0%, 3/1/28 (ST GTD Insured)

 4,654,541

 $

 228,631,988

 Michigan - 0.7%

 3,050,000

 Michigan Public Educational Facilities Authority, Ltd Oblig-David Ellis-West Project, 5.875%, 6/1/37

 $

 3,050,549

 5,000,000

 University of Michigan, 5.0%, 4/1/36

 5,885,350

 $

 8,935,899

 Minnesota - 1.4%

 3,000,000

 City of Rochester Minnesota, 5.0%, 11/15/29

 $

 3,772,350

 2,400,000

 City of Rochester Minnesota, 5.0%, 11/15/36

 3,086,544

 5,000,000

 State of Minnesota, 3.0%, 10/1/36

 4,885,050

 600,000

 University of Minnesota, 4.0%, 1/1/20

 638,928

 1,000,000

 University of Minnesota, 4.0%, 1/1/29

 1,097,880

 860,000

 University of Minnesota, 4.0%, 1/1/30

 939,464

 2,875,000

 University of Minnesota, 5.0%, 4/1/33

 3,417,800

 $

 17,838,016

 Mississippi - 0.2%

 2,750,000

 County of Warren Mississippi, International Paper Co-Series A, 5.8%, 5/1/34

 $

 3,015,622

 Missouri - 1.2%

 2,500,000

 Health & Educational Facilities Authority of the State of Missouri, CoxHealth Hospital, Series A, 5.0%, 11/15/35

 $

 2,823,550

 4,000,000

 Health & Educational Facilities Authority of the State of Missouri, Mercy Health-Series F, 4.0%, 11/15/45

 4,074,440

 2,000,000

 Missouri Development Finance Board, City of Independence - Annual Appropriation Sewer System, 5.25%, 11/1/42

 2,198,440

 75,000

 Missouri State Environmental Improvement & Energy Resources Authority, Unrefunded Bal-St Revolving, 5.125%, 1/1/20

 75,263

 5,500,000

 University of Missouri, 5.0%, 11/1/25

 6,650,600

 $

 15,822,293

 New Hampshire - 1.1%

 4,000,000

 New Hampshire Health and Education Facilities Authority Act, 3.75%, 7/1/40

 $

 3,886,320

 1,155,000

 New Hampshire Health and Education Facilities Authority Act, 5.0%, 10/1/32

 1,155,277

 860,000

 New Hampshire Health and Education Facilities Authority Act, 5.0%, 10/1/37

 860,206

 7,850,000

 New Hampshire Health and Education Facilities Authority Act, 6.5%, 1/1/41

 8,812,410

 $

 14,714,213

 New Jersey - 2.0%

 10,000,000

 New Jersey Educational Facilities Authority, 4.0%, 7/1/47

 $

 10,700,100

 5,000,000

 New Jersey Educational Facilities Authority, 5.0%, 7/1/27

 6,201,500

 3,000,000

 New Jersey Educational Facilities Authority, Princeton University-Series B, 5.0%, 7/1/39

 3,363,300

 2,000,000

 New Jersey Transportation Trust Fund Authority, Transportation System-Series A, 5.5%, 6/15/41 (ST APPROP Insured)

 2,141,560

 1,640,000

 Township of Plainsboro New Jersey, 2.0%, 8/1/24 (f)

 1,657,646

 1,850,000

 Township of Plainsboro New Jersey, 2.0%, 8/1/25 (f)

 1,849,778

 $

 25,913,884

 New York - 3.1%

 2,500,000

 Albany Industrial Development Agency, St Peters Hospital Project-Series A, 5.25%, 11/15/32

 $

 2,514,275

 4,500,000

 New York State Dormitory Authority, 4.0%, 7/1/36

 4,834,620

 3,250,000

 New York State Dormitory Authority, 5.0%, 10/1/45

 4,304,950

 5,000,000

 New York State Dormitory Authority, 5.0%, 10/1/46

 6,646,800

 5,015,000

 New York State Dormitory Authority, 5.0%, 3/15/31

 5,995,382

 5,030,000

 New York State Dormitory Authority, Columbia University, 5.0%, 10/1/41

 5,637,322

 5,515,000

 New York State Dormitory Authority, Insured-FIT Student Housing Corp., 5.25%, 7/1/24 (NATL Insured)

 6,405,672

 1,500,000

 Port Authority of New York & New Jersey, Consolidated Ninety-Third Series, 6.125%, 6/1/94

 1,872,855

 2,925,000

 White Plains City School District, 2.0%, 5/15/28 (ST AID WITHHLDG Insured) (f)

 2,787,642

 $

 40,999,518

 North Carolina - 2.8%

 3,000,000

 City of Charlotte North Carolina Storm Water Revenue, 4.0%, 12/1/43

 $

 3,178,290

 3,000,000

 City of Fayetteville North Carolina Public Works Commission Revenue, 3.0%, 3/1/33

 3,002,190

 2,000,000

 City of Raleigh North Carolina, 5.0%, 9/1/20 (f)

 2,224,080

 6,565,000

 City of Raleigh North Carolina, 5.0%, 9/1/28 (f)

 8,394,666

 3,730,000

 City of Winston-Salem North Carolina, 4.0%, 6/1/33 (f)

 4,157,048

 5,400,000

 North Carolina Municipal Power Agency No 1, 5.0%, 1/1/28

 6,458,994

 2,500,000

 State of North Carolina, 5.0%, 6/1/27 (f)

 3,101,700

 5,000,000

 State of North Carolina, 5.0%, 6/1/28 (f)

 6,157,750

 $

 36,674,718

 North Dakota - 0.4%

 5,000,000

 County of McLean North Dakota, Great River Energy-Series B, 5.15%, 7/1/40

 $

 5,244,450

 Ohio - 3.5%

 50,000,000

 Buckeye Tobacco Settlement Financing Authority, 6/1/52 (d)

 $

 1,599,000

 10,000,000

 Buckeye Tobacco Settlement Financing Authority, 5.75%, 6/1/34

 9,640,000

 9,000,000

 Buckeye Tobacco Settlement Financing Authority, 6.5%, 6/1/47

 8,964,900

 1,500,000

 County of Cuyahoga Ohio, Eliza Jennings Sr Care-Series A, 6.0%, 5/15/37

 1,501,470

 1,500,000

 County of Cuyahoga Ohio, Eliza Jennings Sr Care-Series A, 6.0%, 5/15/42

 1,501,320

 800,000

 County of Lake Ohio, 6.0%, 8/15/43

 827,968

 4,200,000

 County of Lake Ohio, 6.0%, 8/15/43 (Pre-Refunded)

 4,385,010

 10,000,000

 JobsOhio Beverage System, 5.0%, 1/1/38

 11,181,900

 5,000,000

 State of Ohio, Common Schools, Series B, 5.0%, 6/15/29 (f)

 5,750,600

 $

 45,352,168

 Oklahoma - 0.3%

 3,735,000

 McGee Creek Authority, 6.0%, 1/1/23 (NATL Insured)

 $

 4,106,558

 Oregon - 1.9%

 5,000,000

 Clackamas County School District No 7J Lake Oswego, 4.0%, 6/1/43

 $

 5,296,150

 3,000,000

 Deschutes & Jefferson Counties School District No 2J Redmond Oregon, 3.0%, 6/15/32 (SCH BD GTY Insured) (f)

 3,059,730

 2,000,000

 Multnomah County School District No 40, 6/15/30 (SCH BD GTY Insured) (d) (f)

 1,388,320

 2,000,000

 Multnomah County School District No 40, 6/15/31 (SCH BD GTY Insured) (d) (f)

 1,327,800

 1,715,000

 Multnomah County School District No 40, 6/15/32 (SCH BD GTY Insured) (d) (f)

 1,095,508

 1,500,000

 Oregon Health & Science University, 5.0%, 7/1/28

 1,810,890

 2,000,000

 Oregon Health & Science University, 5.0%, 7/1/42

 2,326,860

 7,030,000

 State of Oregon, 5.0%, 8/1/42 (f)

 8,325,207

 $

 24,630,465

 Pennsylvania - 3.6%

 825,000

 Chester County Industrial Development Authority, 5.125%, 10/15/37

 $

 839,314

 175,000

 Chester County Industrial Development Authority, 5.25%, 10/15/47

 177,739

 4,095,000

 Dauphin County General Authority, 5.0%, 6/1/42

 4,428,988

 3,725,000

 Delaware County Industrial Development Authority Pennsylvania, 5.125%, 6/1/46

 3,681,716

 1,000,000

 Pennsylvania Higher Educational Facilities Authority, Edinboro University Foundation, 6.0%, 7/1/43

 1,129,990

 11,500,000

 1.52

 US0003M + 65 bps

 Pennsylvania Higher Educational Facilities Authority, Foundation Indiana University PA-Series A, Floating Rate Note, 7/1/39 (XLCA Insured)

 9,061,195

 4,750,000

 Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, 5.0%, 9/1/39

 5,360,945

 1,000,000

 Pennsylvania Higher Educational Facilities Authority, University Pptys., Inc., East Stroudsburg, 5.0%, 7/1/42

 1,033,970

 2,000,000

 Pennsylvania Turnpike Commission, 5.0%, 12/1/42

 2,296,460

 3,435,000

 Pennsylvania Turnpike Commission, 5.3%, 12/1/41 (Pre-Refunded)

 3,745,180

 2,500,000

 Philadelphia Authority for Industrial Development, 4.0%, 7/1/35

 2,659,900

 3,750,000

 Philadelphia Authority for Industrial Development, 4.0%, 7/1/36

 3,973,725

 2,500,000

 Philadelphia Authority for Industrial Development, 4.0%, 7/1/37

 2,640,575

 3,000,000

 Philadelphia Authority for Industrial Development, 4.0%, 9/1/42

 3,085,410

 2,500,000

 Philadelphia Authority for Industrial Development, Children's Hospital Philadelphia Project Series A, 5.0%, 7/1/42

 2,861,100

 $

 46,976,207

 Puerto Rico - 0.3%

 7,000,000

 Commonwealth of Puerto Rico, 8.0%, 7/1/35 (e) (f)

 $

 3,395,000

 Rhode Island - 1.0%

 6,140,000

 Rhode Island Health & Educational Building Corp., 4.0%, 9/1/37

 $

 6,641,515

 20,000,000

 Tobacco Settlement Financing Corp. Rhode Island, 6/1/52 (d)

 1,646,000

 41,290,000

 Tobacco Settlement Financing Corp. Rhode Island, 6/1/52 (d)

 4,223,554

 $

 12,511,069

 South Carolina - 1.4%

 1,000,000

 SCAGO Educational Facilities Corp for Pickens School District, 3.25%, 12/1/28

 $

 1,017,860

 8,265,000

 South Carolina State Public Service Authority, Santee Cooper-Series D, 5.0%, 12/1/43

 8,886,941

 7,675,000

 South Carolina Transportation Infrastructure Bank, 3.0%, 10/1/33

 7,521,654

 500,000

 State of South Carolina, 5.0%, 4/1/20 (f)

 548,650

 $

 17,975,105

 Texas - 10.0%

 7,100,000

 Central Texas Regional Mobility Authority, 1/1/25 (d)

 $

 5,757,390

 3,550,000

 Central Texas Regional Mobility Authority, 1/1/26 (d)

 2,763,462

 3,000,000

 Central Texas Regional Mobility Authority, 1/1/27 (d)

 2,245,170

 2,500,000

 Central Texas Regional Mobility Authority, 6.75%, 1/1/41 (Pre-Refunded)

 2,936,375

 5,000,000

 City of Pearland Texas, 4.0%, 3/1/29 (f)

 5,404,050

 11,900,000

 Dallas Area Rapid Transit, 5.0%, 12/1/33

 14,073,297

 8,285,000

 Dallas Area Rapid Transit, 5.25%, 12/1/29 (AMBAC Insured)

 10,468,843

 5,080,000

 Eagle Mountain & Saginaw Independent School District, 3.0%, 8/15/29 (PSF-GTD Insured) (f)

 5,164,277

 5,000,000

 Grapevine-Colleyville Independent School District, 5.0%, 8/15/27 (PSF-GTD Insured) (f)

 6,053,200

 1,000,000

 Harris County Cultural Education Facilities Finance Corp., YMCA Gtr Houston Area-Series, 5.0%, 6/1/28

 1,103,060

 500,000

 Harris County Cultural Education Facilities Finance Corp., YMCA Gtr Houston Area-Series, 5.0%, 6/1/33

 539,860

 5,065,000

 0.98

 Harris County Health Facilities Development Corp., Variable Rate Note, 12/1/41

 5,065,000

 3,025,000

 0.98

 Harris County Health Facilities Development Corp., Variable Rate Note, 12/1/41

 3,025,000

 2,750,000

 Houston Higher Education Finance Corp., Rice University Project-Series A, 5.0%, 5/15/35

 3,005,475

 2,990,000

 0.98

 Lower Neches Valley Authority Industrial Development Corp., Variable Rate Note, 11/1/38

 2,990,000

 5,000,000

 Lubbock-Cooper Independent School District, 4.0%, 2/15/49 (PSF-GTD Insured) (f)

 5,222,400

 2,000,000

 New Hope Cultural Education Facilities Finance Corp., 4.75%, 7/1/51

 2,069,580

 4,000,000

 North Texas Tollway Authority, 5.0%, 1/1/30

 4,714,840

 5,000,000

 North Texas Tollway Authority, 5.0%, 1/1/35

 5,685,850

 2,000,000

 North Texas Tollway Authority, 5.0%, 1/1/38

 2,182,840

 7,525,000

 State of Texas, 5.0%, 4/1/29 (f)

 8,912,083

 4,000,000

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31

 4,450,440

 10,410,000

 Texas Private Activity Bond Surface Transportation Corp., Sr Lien-LBJ Infrastructure, 7.0%, 6/30/40

 11,758,303

 2,755,000

 Texas State Public Finance Authority Charter School Finance Corp., Ed-Cosmos Foundation Inc-Series A, 6.2%, 2/15/40

 3,072,431

 4,500,000

 Texas Transportation Commission State Highway Fund, 5.0%, 4/1/23

 5,322,195

 5,000,000

 The University of Texas System, 5.0%, 8/15/24

 6,064,100

 $

 130,049,521

 Utah - 1.1%

 1,000,000

 Salt Lake City Corp Airport Revenue, 5.0%, 7/1/34

 $

 1,181,940

 315,000

 Utah State Charter School Finance Authority, North Davis Preparatory, 5.75%, 7/15/20

 329,928

 7,000,000

 Utah Transit Authority, 3.0%, 12/15/29

 7,087,150

 4,835,000

 Utah Transit Authority, 5.0%, 6/15/31

 5,722,464

 $

 14,321,482

 Vermont - 0.4%

 4,285,000

 University of Vermont & State Agricultural College, 4.0%, 10/1/32

 $

 4,615,673

 Virginia - 7.9%

 1,170,000

 City of Manassas Virginia, 2.0%, 7/1/31 (ST AID WITHHLDG Insured) (f)

 $

 1,048,016

 5,015,000

 City of Richmond Virginia, 3.0%, 7/15/34 (f)

 4,911,440

 5,000,000

 County of Arlington Virginia, 4.0%, 8/15/35 (f)

 5,487,350

 10,000,000

 County of Fairfax Virginia, 4.0%, 10/1/33 (ST AID WITHHLDG Insured) (f)

 11,048,100

 10,450,000

 County of Fairfax Virginia, 4.0%, 10/1/34 (ST AID WITHHLDG Insured) (f)

 11,311,812

 19,490,000

 Tobacco Settlement Financing Corp. Virginia, 5.0%, 6/1/47

 18,876,650

 12,000,000

 University of Virginia, 4.0%, 4/1/45

 12,685,320

 7,075,000

 University of Virginia, 5.0%, 4/1/42

 8,385,573

 4,000,000

 University of Virginia, 5.0%, 6/1/37

 4,654,320

 5,000,000

 University of Virginia, 5.0%, 6/1/43

 5,774,300

 5,000,000

 Upper Occoquan Sewage Authority, 4.0%, 7/1/41

 5,318,550

 5,000,000

 Virginia Public School Authority, 4.0%, 8/1/25 (ST AID WITHHLDG Insured)

 5,682,100

 7,500,000

 Washington County Industrial Development Authority Virginia, Mountain States Health Alliance-Series C, 7.75%, 7/1/38

 7,980,375

 $

 103,163,906

 Washington - 5.5%

 10,000,000

 FYI Properties, Washington St District Project, 5.5%, 6/1/39

 $

 10,640,100

 10,000,000

 King County Housing Authority, Birch Creek Apts Project, 5.5%, 5/1/38 (CNTY GTD Insured)

 10,377,300

 3,000,000

 King County Public Hospital District No. 1, 5.25%, 12/1/37 (f)

 3,087,420

 5,000,000

 King County School District No 411 Issaquah, 4.0%, 12/1/31 (SCH BD GTY Insured) (f)

 5,491,300

 3,000,000

 King County School District No 411 Issaquah, 4.5%, 12/1/30 (SCH BD GTY Insured) (f)

 3,398,550

 1,500,000

 Public Utility District No. 1 of Franklin County, 5.0%, 9/1/38

 1,698,150

 10,390,000

 State of Washington, 5.0%, 7/1/30 (f)

 12,288,772

 5,000,000

 State of Washington, 5.0%, 8/1/30 (f)

 6,044,050

 5,000,000

 State of Washington, 5.0%, 8/1/36 (f)

 5,786,800

 6,685,000

 University of Washington, 5.0%, 6/1/28 (f)

 8,020,930

 5,000,000

 Washington Health Care Facilities Authority, Providence Health - Series C, 5.25%, 10/1/33 (AGM Insured)

 5,190,700

 $

 72,024,072

 TOTAL MUNICIPAL BONDS

 (Cost $1,239,967,895)

 $

 1,290,677,944

 Shares

 CLAIM - 0.0% †

 Commercial Services & Supplies - 0.0% †

 Research & Consulting Services - 0.0% †

 200

 CMS Liquidating Trust *

 $

 545,000

 Total Commercial Services & Supplies

 $

 545,000

 TOTAL CLAIM

 (Cost $640,000)

 $

 545,000

 TOTAL INVESTMENT IN UNAFFILIATED ISSUERS - 98.8%

 (Cost $1,240,607,895) (a)

 $

 1,291,222,944

 OTHER ASSETS & LIABILITIES - 1.2%

 $

 15,780,230

 NET ASSETS - 100.0%

 $

 1,307,003,174

 †

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 (Pre-Refunded)

Pre-Refunded bonds have been collateralized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

 US0003M

 ICE LIBOR USD 3 MONTH

 (a)

 Debt obligation with a variable or floating interest rate. Rate shown is rate at period end.

 (b)

 Floating rate note.  Reference index and spread shown at period end.

 (c)

 Consists of Revenue Bonds unless otherwise indicated.

 (d)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (e)

 Security is in default.

 (f)

 Represents a General Obligation Bond.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of September 30, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Municipal Bonds

$
-

$
1,290,677,944

$
-

$
1,290,677,944

 Claim

-

545,000

-

545,000

 Total

$
-

$
1,291,222,944

$
-

$
1,291,222,944

 During the period ended September 30, 2017, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust II By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 24, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 24, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date November 24, 2017 * Print the name and title of each signing officer under his or her signature.